Schedule of post-employment benefits recognized in the statement of income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 248,773	R$ 228,634	R$ 238,326
Management One [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	1,422	1,116	1,541
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Management One [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	1,300	977	1,450
Healthcare Plan [Member] | Management One [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	122	139	91
Employees [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	247,351	227,518	236,785
Employees [Member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	59,052	57,977	60,754
Employees [Member] | Healthcare Plan Post Employment [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	116,504	94,349	99,577
Employees [Member] | Healthcare Plan Active Employees [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 71,795	R$ 75,192	R$ 76,454